Share-based payment reserve - Sasol Long-term Incentive plan (Details)	12 Months Ended
	Jun. 30, 2023 ZAR (R) item R / shares shares	Jun. 30, 2022 ZAR (R) item shares	Jun. 30, 2021 shares
Share-based payment transaction
Number of shares authorised | shares	1,286,021,925	1,314,407,571	1,314,407,571
Long-term Incentive plan
Share-based payment transaction
Number of share options at the beginning of the year | item	14,262,197	13,472,670
Number of share options, LTIs granted | item	3,179,896	3,822,529
Number of share options, LTIs exercised | item	(4,862,497)	(1,488,900)
Number of share options, LTIs exercised issued in 2019 to qualifying employees | item	(2,415,744)
Number of share options, Effect of CPTs and LTIs forfeited | item	(655,706)	(1,544,102)
Number of share options at the end of the year | item	11,923,890	14,262,197
Weighted average fair value at the beginning of the year | R	R 222.16	R 256.68
Weighted average fair value of LTIs granted | R	322.43	246.26
Weighted average fair value of LTIs exercised | R	280.69	461.96
Weighted average fair value of Effect of CPTs and LTIs forfeited | R	244.41	351.79
Weighted average fair value at the end of the year | R	R 223.80	R 222.16
Remaining contractual vesting period of options outstanding	1 year 3 months 19 days	1 year 4 months 24 days
Exercise price of outstanding share options | R / shares	R 0
Average weighted market price of LTIs vested (after conversion to equity-settled) | R	R 300.94	R 230.48
Average fair value of options granted
Expected volatility	50.24%	78.67%
Expected dividend yield	6.37%	2.90%
Expected forfeiture rate	5.00%	5.00%
Expected vesting percentage	98.65%	97.27%
Long-term Incentive plan | Group management | Minimum
Share-based payment transaction
Vesting period	3 years	3 years
Long-term Incentive plan | Group management | Maximum
Share-based payment transaction
Vesting period	5 years	5 years
Long-term Incentive plan | All other participants
Share-based payment transaction
Vesting period	3 years	3 years
Sasol 2016 Long-term Incentive plan | Group management
Share-based payment transaction
Percentage of stock vesting period	50.00%
Sasol 2016 Long-term Incentive plan | Group management | Minimum
Share-based payment transaction
Vesting period	3 years
Sasol 2016 Long-term Incentive plan | Group management | Maximum
Share-based payment transaction
Vesting period	5 years
Sasol 2016 Long-term Incentive plan | GEC
Share-based payment transaction
Vesting period	5 years
Sasol 2016 Long-term Incentive plan | All other participants
Share-based payment transaction
Vesting period	3 years
Sasol 2022 Long-term Incentive plan
Share-based payment transaction
Period of employment for removal of service penalty	270 days
Sasol 2022 Long-term Incentive plan | Maximum
Share-based payment transaction
Number of shares authorised | shares	32,000,000
Percentage of share capital authorised to be issued under scheme	5.00%
Rand | Long-term Incentive plan | Minimum
Average fair value of options granted
Risk-free interest rate	6.76%	4.96%
Rand | Long-term Incentive plan | Maximum
Average fair value of options granted
Risk-free interest rate	8.21%	7.28%
US Dollar | Long-term Incentive plan | Minimum
Average fair value of options granted
Risk-free interest rate	1.45%	0.32%
US Dollar | Long-term Incentive plan | Maximum
Average fair value of options granted
Risk-free interest rate	2.37%	1.45%